Indebtedness - Schedule of Indebtedness (Parentheticals) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Term Loan B – U.S. Facility [Member]
Indebtedness - Schedule of Indebtedness (Parentheticals) (Details) [Line Items]
Term Loan B – U.S. Facility	$ 1,320,531	$ 1,421,767
Senior Notes [Member]
Indebtedness - Schedule of Indebtedness (Parentheticals) (Details) [Line Items]
Senior Notes	221,250	295,000
Senior Secured Notes [Member]
Indebtedness - Schedule of Indebtedness (Parentheticals) (Details) [Line Items]
Senior Secured Notes	387,047	399,040
Senior Secured Notes One [Member]
Indebtedness - Schedule of Indebtedness (Parentheticals) (Details) [Line Items]
Senior Secured Notes	$ 224,995	$ 299,995